NOTE 13 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Notes
NOTE 13 - RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Due to Related Party

See Note 6 Due to Related Party for disclosure of payable to related Party.

Loan Payable – Related Party

See Note 7 Loan Payable – Related Parties for disclosure of loans payable to related Parties and Note 15 - Subsequent Event for additional arrangements made in connection with certain such loans.

Deferred Revenue - Participation Agreements

See Note 10 - Deferred Revenue - Participation Agreements for disclosure of related party participation.

Executive Compensation

See Note 11 – Stockholder’ Deficiency for disclosure of compensation to the Chief Executive Officer and Chief Financial Officer.

Employment Agreement

See Note 12 – Commitments and Contingencies and Note 15 – Subsequent Event for disclosures of the Employment Agreements with the Chief Executive Officer and Chief Financial Officer.